REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenue	$ 126,126	$ 164,492
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	113,840	152,622
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 12,286	$ 11,870